SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2015
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION
NOTE 16 -	SEGMENT INFORMATION

a.	Segment Activities Disclosure:

TAT operates under four segments: (i) Original Equipment Manufacturing or “OEM” of Heat Transfer Solutions and Aviation Components (ii) Heat Transfer Services and Products and (iii) Maintenance, Repair and Overhaul or “MRO” services for Aviation Components in the area of landing gears and APUs (iv) overhaul and coating of jet engine components.

-OEM of Heat Transfer Solutions and Aviation Components primarily includes the design, development, manufacture and sale of (i) a broad range of heat transfer products (such as heat exchangers, pre-coolers and oil/fuel hydraulic coolers) used in mechanical and electronic systems on-board commercial, military and business aircraft; (ii) environmental control and cooling systems on board aircraft and for ground applications; and (iii) a variety of other electronic and mechanical aircraft accessories and systems such as pumps, valves, power systems and turbines.

-Heat Transfer Services and Products primarily include the maintenance, repair and overhaul of heat transfer equipment and in a lesser extent, the manufacturing of certain heat transfer products. TAT's Limco subsidiary operates an FAA certified repair station, which provides heat transfer MRO services and products for airlines, air cargo carriers, maintenance service centers and the military.

-MRO services for Aviation Components primarily include the maintenance, repair and overhaul of APUs, landing gear and other aircraft components. TAT's Piedmont subsidiary operates an FAA certified repair station, which provides aircraft component MRO services for airlines, air cargo carriers, maintenance service centers and the military.

-      TAT's activities in the area of jet engine overhaul includes the overhaul and coating of jet engine components, including turbine vanes and blades, fan blades, variable inlet guide vanes, afterburner flaps and other components (see note 3) . This operating segment started operating in 2015 with the Turbochrom acquisition. See note 3.

The Group's chief operating decision-maker (CEO of the Company) evaluates performance, makes operating decisions and allocates resources based on financial data consistent with the presentation in the accompanying financial statements.

b.	Segments statement operations disclosure:

The following financial information is the information that management uses for analyzing the segment results. The figures are presented in consolidated method as presented to management.

  The following financial information is a summary of the operating income of each operational segment:

	Year ended December 31, 2015
	OEM of Heat Transfer Solutions and Aviation Components	Heat Transfer Services and Products	MRO services for Aviation Components	Overhaul and coating of jet engine components	Other	Elimination of inter-company sales	Consolidated

Revenues
Sale of products and services	$23,511	$30,526	$29,665	$1,905		$-	85,607
Intersegment revenues	3,840	475	-	-		(4,315)	-
Total revenues	27,351	31,001	29,665	1,905		(4,315)	85,607

Cost of revenues	23,,887	22,541	28,474	1,485		(4,445)	71,942
Gross profit	3,464	8,460	1,191	420		130	13,665

Research and development	619	264	-	7		-	890
Selling and marketing	1,270	961	608	64		-	2,903
General and administrative	1,880	3,000	3,303	286		-	8,469
Other expenses					631		631
Gain on bargain purchase					(4,833)		(4,833)
Operating income (loss)	(305)	4,235	(2,720)	63	(4,202)	130	5,605

	Year ended December 31, 2014
	OEM of Heat Transfer Solutions and Aviation Components	Heat Transfer Services and Products	MRO services for Aviation Components	Elimination of inter-company sales	Consolidated

Revenues
Sale of products and services	$22,871	$30,121	$27,734	$-	$80,726
Intersegment revenues	5,314	229	-	(5,543)	-
Total revenues	28,185	30,350	27,734	(5,543)	80,726

Cost of revenues	23,249	23,101	23,502	(5,330)	64,522
Gross profit	4,936	7,249	4,232	(213)	16,204

Research and development	841	229	-	-	1,070
Selling and marketing	1,538	1,058	607	-	3,203
General and administrative	2,717	2,417	2,989	-	8,123
Other income	(11)	-	-	-	(11)
Operating income (loss)	(149)	3,545	636	(213)	3,819

	Year ended December 31, 2013
	OEM of Heat Transfer Solutions and Aviation Components	Heat Transfer Services and Products	MRO services for Aviation Components	Elimination of inter-company sales	Consolidated

Revenues
Sale of products and services	$27,326	$29,796	$22,429	$-	$79,551
Intersegment revenues	3,812	111	-	(3,923)	-
Total revenues	31,138	29,907	22,429	(3,923)	79,551

Cost of revenues	24,141	22,464	19,224	(4,086)	61,743
Gross profit	6,997	7,443	3,205	163	17,808

Research and development	415	298	-	-	713
Selling and marketing	1,520	1,145	485	-	3,150
General and administrative	3,158	2,249	3,261	-	8,668
Other income	(20)	-	-	-	(20)
Operating income (loss)	1,924	3,751	(541)	163	5,297

c.	The following financial information identifies the assets, depreciation and amortization, and capital expenditures to segments:

	Year ended December 31, 2015
	OEM of Heat Tansfer Solutions and Aviation Components	Heat Transfer Services and Products	MRO services for Aviation Components	Overhaul and coating of jet engine components	Amounts not allocated to segments	Consolidated

Total assets	29,440	28,400	24,170	11,635	15,938	109,583
Depreciation and amortization	1,127	789	669	196		2,781
Expenditure for segment assets	1,075	1,400	821	51		3,347

	Year ended December 31, 2014
	OEM of Heat Transfer Solutions and Aviation Components	Heat Transfer Services and Products	MRO services for Aviation Components	Amounts not allocated to segments	Consolidated

Total assets	$32,808	$26,889	$23,044	$16,435	$99,176
Depreciation and amortization	1,027	675	367	-	2,069
Expenditure for segment assets	1,126	810	539	-	2,475

	Year ended December 31, 2013
	OEM of Heat Transfer Solutions and Aviation Components	Heat Transfer Services and Products	MRO services for Aviation Components	Amounts not allocated to segments	Consolidated

Depreciation and amortization (*)	991	603	265	-	1,859
Expenditure for segment assets (*)	1,032	664	1,134	-	2,830

(*)	Excluding discontinued operations for the year ended on December 31, 2013.